Net Defined Benefits Liability (Asset) (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of defined benefit plans [Abstract]
Net defined benefit liability asset

(1)	Details of net defined benefit liability are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Defined benefit obligation	1,175,786	1,071,170
Fair value of plan assets	(1,075,927)	(1,027,906)

Net defined benefit liability	99,859	43,264

Changes in the carrying value of defined benefit obligation

(2)	Changes in the carrying value of defined benefit obligation are as follows (Unit: Korean Won in millions):

	For the six months ended June 30, 2018	For the six months ended June 30, 2017
Beginning balance	1,071,170	984,381
Current service cost	72,460	73,564
Interest cost	15,797	13,144
Remeasurements	72,374	4,639
Foreign currencies translation adjustments	8	(121)
Retirement benefit paid	(57,109)	(31,022)
Curtailment or settlement	—	(10,076)
Others	1,086	127

Ending balance	1,175,786	1,034,636

Changes in the plan assets

(3)	Changes in the plan assets are as follows (Unit: Korean Won in millions):

	For the six months ended June 30, 2018	For the six months ended June 30, 2017
Beginning balance	1,027,906	990,653
Interest income	16,626	15,127
Remeasurements	(9,088)	(7,847)
Employer’s contributions	96,273	18,000
Retirement benefit paid	(55,790)	(29,431)
Curtailment or settlement	—	(10,396)
Others	—	43,113

Ending balance	1,075,927	1,019,219

Current service cost net interest expense income past service cost loss (gain) on the curtailment or settlement and loss (gain) due to remeasurements

(5)

Current service cost, net interest income, loss (gain) on the curtailment or settlement and remeasurements recognized in the consolidated statements of net income and total comprehensive income are as follows (Unit: Korean Won in millions):

	For the six months ended June 30, 2018	For the six months ended June 30, 2017
Current service cost	72,460	73,564
Net interest income	(829)	(1,983)
Loss (gain) on the curtailment or settlement	—	321

Cost recognized in net income	71,631	71,902

Remeasurements(*)	81,462	12,486

Cost recognized in total comprehensive income	153,093	84,388

(*)	This is an amount before considering the tax effects.

Key actuarial assumptions used in defined benefit liability assessment

(6)	Key actuarial assumptions used in defined benefit liability measurement are as follows:

	June 30, 2018	December 31, 2017
Discount rate	3.25%	3.18%
Future wage growth rate	6.18%	6.18%
Mortality rate	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute
Retirement rate	Experience rate for each employment classification	Experience rate for each employment classification

The weighted average maturity of defined benefit liability is 12.94 years.

Sensitivity to actuarial assumptions used in the assessment of defined benefit obligation

(7)	The sensitivity to actuarial assumptions used in the assessment of defined benefit obligation is as follows (Unit: Korean Won in millions):

		June 30, 2018	December 31, 2017
Discount rate	Increase by 1% point	(124,157)	(116,405)
	Decrease by 1% point	146,273	137,151
Future wage growth rate	Increase by 1% point	145,794	136,707
	Decrease by 1% point	(125,567)	(117,765)